UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05634

Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	July 31, 2009

Date of reporting period:	October 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund

Portfolio of Investments October 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (58.3%)
	Advertising/Marketing Services (0.5%)
106,720	Omnicom Group, Inc.	$3,152,509

	Aerospace & Defense (2.5%)
141,310	Northrop Grumman Corp.	6,626,026
162,400	Raytheon Co.	8,300,264
		14,926,290
	Airlines (1.8%)
381,540	Continental Airlines, Inc. (Class B) (a)	7,218,737
304,800	Southwest Airlines Co.	3,590,544
		10,809,281
	Aluminum (0.1%)
64,560	Alcoa, Inc.	743,086

	Biotechnology (2.5%)
89,140	Celgene Corp. (a)	5,728,136
128,290	Gilead Sciences, Inc. (a)	5,882,097
131,510	Vertex Pharmaceuticals Inc. (a)	3,446,877
		15,057,110
	Chemicals: Major Diversified (0.2%)
46,820	Dow Chemical Co. (The)	1,248,689

	Computer Communications (0.8%)
266,500	Cisco Systems, Inc. (a)	4,735,705

	Computer Peripherals (0.9%)
434,050	EMC Corp. (a)	5,113,109

	Computer Processing Hardware (2.0%)
92,235	Apple Inc. (a)	9,923,564
173,520	Dell Inc. (a)	2,108,268
		12,031,832
	Department Stores (0.4%)
61,715	Kohl’s Corp. (a)	2,168,048

	Discount Stores (0.9%)
90,570	Costco Wholesale Corp.	5,163,396

	Electric Utilities (0.3%)
51,960	American Electric Power Co., Inc.	1,695,455

	Electrical Products (0.5%)
91,640	Emerson Electric Co.	2,999,377

	Electronic Production Equipment (0.6%)
200,000	Applied Materials, Inc.	2,582,000
50,000	KLA-Tencor Corp.	1,162,500
		3,744,500
	Electronics/Appliances (1.1%)
260,000	Eastman Kodak Co.	2,386,800
187,240	Sony Corp. (ADR) (Japan)	4,351,458
		6,738,258
	Finance/Rental/Leasing (0.5%)
55,750	VISA Inc. (Class A)	3,085,763

	Financial Conglomerates (1.4%)
101,070	American Express Co.	2,779,425
160,000	Citigroup, Inc.	2,184,000
86,420	JPMorgan Chase & Co.	3,564,825
		8,528,250
	Food: Major Diversified (3.5%)
175,130	Kellogg Co.	8,830,055
411,374	Kraft Foods Inc. (Class A)	11,987,438
		20,817,493
	Forest Products (0.3%)
43,930	Weyerhaeuser Co.	1,679,005

	Home Building (0.2%)
102,000	Gafisa S.A. (ADR) (Brazil)	1,488,180

	Home Improvement Chains (0.7%)
186,950	Lowe’s Companies, Inc.	4,056,815

	Household/Personal Care (1.3%)
121,210	Colgate-Palmolive Co.	7,607,140

	Information Technology Services (1.6%)
102,030	International Business Machines Corp.	9,485,729

	Integrated Oil (1.8%)
73,410	Exxon Mobil Corp.	5,441,149
87,980	Hess Corp.	5,297,276
		10,738,425
	Internet Retail (0.3%)
70,000	Gamestop Corp (Class A) (a)	1,917,300

	Internet Software/Services (0.6%)
10,330	Google Inc. (Class A) (a)	3,712,189

	Investment Banks/Brokers (1.7%)
100,100	Lazard Ltd. (Class A) (Bermuda)	3,020,017
377,970	Schwab (Charles) Corp. (The)	7,226,786
		10,246,803
	Investment Managers (0.3%)
177,810	Janus Capital Group, Inc.	2,087,489

	Major Banks (1.1%)
100,985	Bank of America Corp.	2,440,807
122,480	Wells Fargo & Co.	4,170,444
		6,611,251
	Major Telecommunications (0.4%)
98,350	AT&T Inc.	2,632,830

	Media Conglomerates (0.2%)
133,130	Time Warner, Inc.	1,343,282

	Medical Specialties (5.5%)
81,275	Bard (C.R.), Inc.	7,172,519
119,000	Covidien Ltd.	5,270,510
237,605	St. Jude Medical, Inc. (a)	9,036,118
189,480	Thermo Fisher Scientific, Inc. (a)	7,692,888
78,885	Zimmer Holdings, Inc. (a)	3,662,631
		32,834,666
	Miscellaneous Commercial Services (0.4%)
387,130	E-House China Holdings Ltd.	2,632,484

	Motor Vehicles (0.7%)
163,100	Honda Motor Co., Ltd. (ADR) (Japan)	4,039,987

	Oilfield Services/Equipment (0.7%)
110,700	Halliburton Co.	2,190,753
66,610	Smith International, Inc.	2,296,713
		4,487,466
	Other Consumer Services (0.3%)
106,000	eBay Inc. (a)	1,618,620

	Packaged Software (5.0%)
384,100	Microsoft Corp. (a)	8,576,953
662,630	Oracle Corp. (a)	12,119,503
360,640	Sybase, Inc. (a)	9,603,843
		30,300,299
	Pharmaceuticals: Major (1.4%)
136,310	Johnson & Johnson	8,361,255

	Precious Metals (0.7%)
193,060	Barrick Gold Corp. (Canada)	4,386,323

	Property - Casualty Insurers (1.2%)
87,440	Allstate Corp. (The)	2,307,542
40,000	Chubb Corp. (The)	2,072,800
310,160	XL Capital Ltd. (Class A)	3,008,552
		7,388,894
	Recreational Products (0.7%)
263,540	Mattel, Inc.	3,958,371

	Restaurants (1.4%)
150,000	McDonald’s Corp.	8,689,500

	Semiconductors (1.9%)
401,230	Intel Corp.	6,419,680
586,482	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	4,844,338
		11,264,018
	Specialty Stores (0.1%)
44,490	Staples, Inc.	864,441

	Specialty Telecommunications (0.9%)
430,000	Qwest Communications International, Inc. (a)	1,229,800
551,590	Windstream Corp.	4,142,441
		5,372,241
	Steel (0.5%)
175,000	AK Steel Holding Corp. (a)	2,436,000
22,010	United States Steel Corp.	811,729
		3,247,729
	Telecommunication Equipment (0.6%)
224,120	Nokia Corp. (ADR) (Finland)	3,402,142

	Tobacco (3.8%)
239,120	Altria Group, Inc.	4,588,713
121,250	Philip Morris International Inc. (a)	5,270,738
190,210	UST, Inc.	12,856,294
		22,715,745
	Trucks/Construction/Farm Machinery (0.6%)
115,100	PACCAR, Inc.	3,365,524

	Wireless Telecommunications (0.9%)
373,593	Metropcs Communications Inc. (a)	5,133,168

	Total Common Stocks (Cost $307,942,360)	350,427,462

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (7.5%)
	Accident & Health Insurance (0.0%)
$190	Travelers Co., Inc.	5.80%	05/15/18	161,021

	Aerospace & Defense (0.1%)
546	Systems 2001 Asset Trust - 144A (Cayman Islands) (b)	6.664	09/15/13	521,366

	Agricultural Commodities/Milling (0.0%)
190	Archer Daniels	5.45	03/15/18	161,775

	Airlines (0.1%)
723	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	520,543

	Beverages: Alcoholic (0.1%)
235	Diageo Capital PLC.	7.375	01/15/14	239,147
425	FBG Finance Ltd. - 144A (Australia) (b)	5.125	06/15/15	367,931
				607,078
	Biotechnology (0.1%)
310	Amgen, Inc.	5.85	06/01/17	275,631
240	Biogen Idec Inc.	6.875	03/01/18	230,731
				506,362
	Broadcasting (0.0%)
255	Grupo Televisa SA -144A (b)	6.00	05/15/18	185,952

	Cable/Satellite TV (0.1%)
145	Comcast Cable Communications, Inc.	7.125	06/15/13	138,069
355	Comcast Corp.	5.70	05/15/18	293,838
125	Comcast Corp.	6.50	01/15/15	112,807
				544,714
	Casino/Gaming (0.0%)
180	MGM Mirage Inc. - 144A (b)	13.00	11/15/13	167,638
135	MGM Mirage Inc.	6.00	10/01/09	120,825
				288,463
	Chemicals: Agricultural (0.0%)
70	Monsanto Co.	5.125	04/15/18	61,678

	Chemicals: Major Diversified (0.1%)
165	Du Pont (E.I. ) De Nemours & Co., Inc.	6.00	07/15/18	151,283
310	ICI Wilmington Inc.	4.375	12/01/08	309,950
				461,233
	Computer Processing Hardware (0.0%)
210	Dell Inc. - 144A (b)	5.65	04/15/18	170,416

95	Hewlett-Packard Co.	5.50		03/01/18	81,806
					252,222
	Department Stores (0.3%)
1,000	General Electrics Cap Corp.	5.625		05/01/18	824,670
980	May Department Stores Co.	5.95		11/01/08	980,000
					1,804,670
	Discount Stores (0.1%)
410	Wal Mart Stores Inc.	4.25		04/15/13	398,845

	Diversified Manufacturing (0.1%)
575	Tyco Electronics Group SA	5.95		01/15/14	524,403

	Drugstore Chains (0.1%)
75	CVS Caremark Corp.	5.75		06/01/17	60,625
449	CVS Lease Pass Through - 144A (b)	6.036		12/10/28	356,048
145	Walgreen Co.	4.875		08/01/13	141,809
					558,482
	Electric Utilities (0.7%)
190	AES Corp. - 144A (b)	8.75		05/15/13	173,850
55	Appalachian Power Co. (Series O)	5.65		08/15/12	52,316
455	Arizona Public Service Co.	5.80		06/30/14	378,082
320	Carolina Power & Light Co.	5.125		09/15/13	298,813
145	CenterPoint Energy Resources, Corp.	6.25		02/01/37	91,015
85	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	80,129
45	Columbus Southern Power Co.	4.40		12/01/10	43,422
190	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	181,586
420	Consumers Energy Co. (Series H)	4.80		02/17/09	417,374
175	Detroit Edison Co. (The)	6.125		10/01/10	173,128
485	E.ON International Finance BV (Netherlands)	5.80		04/30/18	414,761
375	Entergy Gulf States, Inc.	3.21	(c)	12/01/09	372,060
46	Entergy Gulf States, Inc. - 144A (b)	3.565	(c)	12/08/08	45,980
220	Ohio Edison Co.	6.40		07/15/16	193,038
415	Ohio Power Company (Series K)	6.00		06/01/16	353,592
165	Peco Energy Co.	5.35		03/01/18	136,080
160	PPL Energy Supply LLC	6.30		07/15/13	146,909
130	Public Service Co. of Colorado	6.50		08/01/38	113,458
270	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	249,940
240	Texas Eastern Transmission	7.00		07/15/32	179,616
165	Union Electric Co.	6.70		02/01/19	137,427
					4,232,576
	Electrical Products (0.1%)
370	Cooper Industries, Inc.	5.25		11/15/12	344,599

	Electronic Components (0.0%)
350	Philips Electronics NV	5.75		03/11/18	289,942

	Electronic Equipment/Instruments (0.0%)
225	Xerox Corp.	6.35		05/15/18	165,148

	Electronic Production Equipment (0.0%)
350	KLA-Tencor Corp.	6.90		05/01/18	282,547

	Electronics/Appliances (0.0%)
220	LG Electronics Inc. - 144A (South Korea) (b)	5.00		06/17/10	199,548

	Finance (0.0%)
165	Pearson Dollar Finance Two PLC - 144A (b)	6.25		05/06/18	137,738

	Finance/Rental/Leasing (0.1%)
180	Capmark Financial Group	6.30		05/10/17	39,959
440	Capmark Financial Group	5.875		05/10/12	110,044
375	Nationwide Building Society - 144A (United Kingdom) (b)	4.25		02/01/10	368,460
215	SLM Corp.	8.45		06/15/18	146,267
					664,730
	Financial Conglomerates (0.3%)
370	American Express Credit Corp.	7.30		08/20/13	326,902
155	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	126,359
315	Citigroup Inc.	5.875		05/29/37	231,029
30	Citigroup Inc.	6.125		11/21/17	25,835
245	Citigroup Inc.	6.125		05/15/18	210,248
515	Citigroup Inc.	8.40		04/29/49	358,620
55	General Electric Capital Corp. (Series MTNA)	4.75		09/15/14	47,697
430	JPMorgan Chase & Co.	4.75		05/01/13	398,891
290	JPMorgan Chase & Co.	6.00		01/15/18	260,597
150	Prudential Financial, Inc.	6.625		12/01/37	99,691
					2,085,869

	Food Retail (0.0%)
75	Delhaize America, Inc.	9.00		04/15/31	66,608
100	Kroger Co. (The)	5.00		04/15/13	90,255
80	Kroger Co. (The)	6.40		08/15/17	69,718
					226,581
	Food: Major Diversified (0.1%)
210	ConAgra Foods, Inc.	7.00		10/01/28	164,737
165	ConAgra Foods, Inc.	8.25		09/15/30	148,401
180	General Mills Inc.	5.25		08/15/13	170,544
345	Kraft Foods Inc.	6.125		08/23/18	294,022
					777,704
	Foods & Beverages (0.0%)
145	Dr Pepper Snapple Group - 144A (b)	6.82		05/01/18	127,163

	Gas Distributors (0.1%)
90	Equitable Resources Inc.	6.50		04/01/18	76,379
205	NiSource Finance Corp.	6.80		01/15/19	148,279
325	NiSource Finance Corp.	3.381	(c)	11/23/09	295,852
380	Questar Market Resources Inc.	6.80		04/01/18	339,935
					860,445
	Home Improvement Chains (0.1%)
295	Home Depot Inc.	5.40		03/01/16	226,468
470	Home Depot Inc.	2.944	(c)	12/16/09	428,177
					654,645
	Hotels/Resorts/Cruiselines (0.0%)
240	Starwood Hotels & Resorts	6.75		05/15/18	167,907

	Industrial Conglomerates (0.3%)
1,205	General Electric Co.	5.25		12/06/17	1,010,382
210	Honeywell International Inc.	5.30		03/01/18	185,110
395	Textron Financial Corp. (Series MTN)	5.125		02/03/11	352,937
					1,548,429
	Industrial Machinery (0.0%)
220	Parker-Hannifin Corp.	5.50		05/15/18	193,203

	Industrial Specialties (0.0%)
240	Cox Communications Inc.	6.25		06/01/18	196,152

	Information Technology Services (0.1%)
300	IBM Corp.	7.625		10/15/18	310,971

	Insurance Brokers/Services (0.1%)
585	Catlin Insurance Co., Ltd. - 144A (Bahamas) (b)	7.249		(d)	145,110
900	Farmers Exchange Capital - 144A (b)	7.05		07/15/28	606,449
					751,559
	Integrated Oil (0.1%)
425	Concophilips	5.20		05/15/18	356,588
115	Marathon Oil Corp.	5.90		03/15/18	89,355
260	Marathon Oil Corp.	6.00		10/01/17	207,441
225	Petro-Canada	6.05		05/15/18	175,157
					828,541
	Investment Banks/Brokers (0.4%)
370	Bear Stearns Companies Inc. (The)	7.25		02/01/18	348,891
280	Bear Stearns Companies Inc. (The)	6.40		10/02/17	249,280
710	Goldman Sachs Group Inc. (The)	6.15		04/01/18	589,151
605	Goldman Sachs Group Inc. (The)	6.75		(e)	394,968
680	Merrill Lynch & Co., Inc. (Series MTN)	6.875		04/25/18	604,976
355	NYSE Euronext	4.80		06/28/13	333,220
					2,520,486
	Life/Health Insurance (0.0%)
225	MetLife Inc.	6.817	(c)	08/15/18	194,050

	Major Banks (0.6%)
545	Bank of America Corp.	5.65		05/01/18	469,267
310	Bank of America Corp.	5.75		12/01/17	267,443
210	Bank of New York Mellon Corp. (Series MTN)	4.50		04/01/13	197,223
570	Credit Suisse New York (Switzeland)	6.00		02/15/18	438,251
110	Credit Suisse USA Inc. (Switzeland)	5.125		08/15/15	85,541
385	HBOS Treasury Services PLC - 144A (United Kingdom) (b)	6.75		05/21/18	289,046
280	HSBC Finance Corp.	6.75		05/15/11	264,350
325	Huntington National Bank (Series T)	4.375		01/15/10	298,085
100	MBNA Capital I (Series A)	8.278		12/01/26	78,479
295	Popular North America, Inc. (Series F)	5.65		04/15/09	288,696
805	Wachovia Capital Trust III	5.80		(e)	430,875
255	Wachovia Corp.	5.50		05/01/13	239,639
600	Wells Fargo Co.	5.625		12/11/17	530,222
					3,877,117

	Major Telecommunications (0.6%)
175	AT&T Corp.	8.00		11/15/31	161,885
60	AT&T Inc.	5.60		05/15/18	51,282
515	AT&T Inc.	6.30		01/15/38	407,862
200	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	177,487
320	France Telecom S.A. (France)	8.50		03/01/31	302,248
220	Rogers Communications	6.80		08/15/18	192,835
305	SBC Communications, Inc.	6.15		09/15/34	234,499
380	Sprint Capital Corp.	8.75		03/15/32	249,358
65	Telecom Italia Capital SA (Luxembourg)	4.95		09/30/14	46,898
145	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	105,270
270	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	269,668
210	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	189,289
80	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	68,943
450	Telefonica Europe BV (Netherlands)	8.25		09/15/30	402,935
375	Verizon Communications	5.50		02/15/18	315,278
150	Verizon Communications	8.95		03/01/39	152,625
					3,328,362
	Managed Health Care (0.0%)
230	UnitedHealth Group Inc.	6.00		02/15/18	172,825

	Marine Shipping (0.0%)
225	Union Pacific Corp..	7.875		01/15/19	223,082

	Media Conglomerates (0.2%)
240	Time Warner Cable Inc.	6.75		07/01/18	206,188
340	Time Warner, Inc.	5.875		11/15/16	272,524
415	Viacom, Inc.	6.875		04/30/36	290,405
570	Vivendi - 144A (France) (b)	6.625		04/04/18	486,550
					1,255,667
	Medical Specialties (0.1%)
175	Baxter International	4.625		03/15/15	157,319
240	Baxter International	5.375		06/01/18	213,030
280	Covidien International Finance	6.00		10/15/17	244,559
					614,908
	Motor Vehicles (0.1%)
250	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	196,776
240	Harley-Davidson Funding - 144A (b)	6.80		06/15/18	191,076
					387,852
	Multi-Line Insurance (0.1%)
790	AIG SunAmerica Global Financing VI - 144A (b)	6.30		05/10/11	622,198
405	Two-Rock Pass Through - 144A (Bahamas) (b)	3.743	(c)	(d)	8,606
					630,804
	Oil & Gas Pipelines (0.1%)
169	Colorado Interstate Gas Co.	6.80		11/15/15	143,882
100	GAZ Capital SA - 144A (Luxembourg) (b)	6.51		03/07/22	58,500
165	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16	128,700
395	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	247,875
225	Trans-Canada Pipelines	6.50		08/15/18	189,430
					768,387
	Oil & Gas Production (0.1%)
155	Devon Financing Corp.	7.875		09/30/31	139,766
345	XTO Energy Inc.	5.50		06/15/18	272,038
					411,804
	Oil Refining/Marketing (0.0%)
255	Valero Energy Corp.	3.50		04/01/09	253,772

	Oilfield Services/Equipment (0.0%)
190	Weatherford International Inc.	6.00		03/15/18	145,369

	Other Metals/Minerals (0.1%)
565	Brascan Corp. (Canada)	7.125		06/15/12	568,176
305	Rio Tinto Finance (USA) Ltd. (Australia)	6.50		07/15/18	236,981
					805,157
	Packaged Software (0.0%)
330	Oracle Corp.	5.75		04/15/18	289,264

	Paper & Forest Products (0.0%)
210	Nine Dragons Paper Holdings - 144A (b)	7.875		04/29/13	181,441

	Pharmaceuticals: Major (0.2%)
260	Astrazeneca PLC	5.90		09/15/17	240,386
370	Bristol-Myers Squibb	5.45		05/01/18	323,601
375	Glaxosmithkline Cap Inc.	5.65		05/15/18	332,918
165	Wyeth	5.45		04/01/17	148,700
25	Wyeth	5.50		02/15/16	22,660
					1,068,265

	Property - Casualty Insurers (0.4%)
225	ACE INA Holdings Inc.	5.60		05/15/15	193,644
420	Berkshire Hathaway Finance - 144A (b)	5.40		05/15/18	380,312
60	Chubb Corp.	5.75		05/15/18	49,882
760	Mantis Reef Ltd. - 144A (Cayman Islands) (b)	4.692		11/14/08	760,000
215	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	202,636
630	Xlliac Global Funding - 144A (b)	4.80		08/10/10	576,922
					2,163,396
	Railroads (0.1%)
255	Burlington Santa Fe Corp.	6.125		03/15/09	254,741
70	Canadian National Railway Co.	5.55		05/15/18	61,004
260	Korea Railroad Corp. - 144A (b)	5.375		05/15/13	203,291
					519,036
	Real Estate Investment Trusts (0.0%)
90	Prologis Trust	6.625		05/15/18	51,880

	Restaurants (0.1%)
385	Tricon Global Restaurants, Inc.	8.875		04/15/11	394,862

	Savings Banks (0.2%)
200	Household Finance Corp.	4.125		12/15/08	198,766
355	Household Finance Corp.	6.375		10/15/11	327,584
545	Sovereign Bancorp, Inc.	3.44	(c)	03/23/10	494,236
					1,020,586
	Services to the Health Industry (0.0%)
230	Medco Health Solutions	7.125		03/15/18	192,879

	Specialty Steels (0.0%)
185	GTL Trade Finance Inc. - 144A (b)	7.25		10/20/17	136,246

	Steel (0.0%)
290	Arcelormittal - 144A (Luxembourg) (b)	6.125		06/01/18	200,149

	Tobacco (0.1%)
405	Philip Morris International Inc.	5.65		05/16/18	347,069
160	Reynolds American Inc.	6.50		07/15/10	159,678
					506,747
	Trucks/Construction/Farm Machinery (0.0%)
95	Caterpillar Financial Services	4.90		08/15/13	86,850
185	John Deere Capital Corp.	5.75		09/10/18	154,478
					241,328
	Wireless Telecommunications (0.0%)
130	Vodafone Group PLC	5.625		02/27/17	106,286

	Total Corporate Bonds (Cost $54,551,465)				45,266,811

	U.S. Government Agencies - Mortgage-Backed Securities (5.5%)
	Federal Home Loan Mortgage Corp.
527		7.50		11/01/29-08/01/32	557,490
	Federal Home Loan Mortgage Corp. (PC) Gold
461		6.50		07/01/29-09/01/32	470,354
278		7.50		01/01/30-08/01/32	293,366
	Federal National Mortgage Association
2,700		5.00		(f)	2,557,829
2,150		5.50		(f)	2,100,617
162		6.50		12/01/29	165,693
2,713		7.00		12/01/17-07/01/34	2,811,244
1,101		7.50		07/01/29-06/01/32	1,160,005
1,639		8.00		02/01/25-02/01/32	1,731,763
	Federal National Mortgage Association (ARM)
2,263		4.788		01/01/36	2,209,633
2,309		4.80		01/01/36	2,254,894
1,037		4.807		03/01/36	1,013,185
1,504		4.825		12/01/35	1,512,554
1,545		4.831		10/01/35	1,553,196
1,324		4.837		11/01/35	1,331,064
926		4.879		03/01/36	903,982
2,250		5.267		04/01/36	2,217,613
1,046		5.281		05/01/36	1,030,401
1,120		5.291		05/01/36	1,103,711
1,015		5.305		05/01/36	999,727
664		5.334		07/01/36	655,390
1,090		5.342		07/01/36	1,074,614
1,340		5.354		04/01/36	1,322,157
	Government National Mortgage Association
2,000		5.50		(f)	1,961,562

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $34,025,991)				32,992,044

	U.S. Government Agencies & Obligations (2.8%)
	Federal Home Loan Mortgage Corp.
6,250		4.875		06/13/18	6,124,750
150		5.00		05/11/17	147,647
850		5.125		11/17/17	844,494
	Federal National Mortgage Association
500		6.75		03/15/31	569,977
	U.S. Treasury Note
500		5.375		02/15/31	547,227
	U.S. Treasury Strip
5,790		0.00		11/15/19	3,311,741
2,790		0.00		05/15/21	1,445,346
3,685		0.00		11/15/21	1,861,212
4,320		0.00		11/15/21	2,177,509

	Total U.S. Government Agencies & Obligations (Cost $18,314,397)				17,029,903

	Asset-Backed Securities (1.3%)
	Capital Auto Receivables Asset Trust
991	2006-2 A3A	4.98		05/15/11	973,521
113	2006-SN1A A3 - 144A (b)	5.31		10/20/09	113,421
1,350	2007-SN1 A3B	1.483	(c)	07/15/10	1,319,033
344	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	334,998
213	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	212,987
532	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	531,485
750	Citibank Credit Card Issuance Trust 2007-A1 A1	3.194	(c)	03/22/12	703,689
117	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	116,488
42	GE Equipment Small Ticket LLC 2005-2A A3 - 144A (b)	4.88		10/22/09	42,191
555	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	551,349
	Harley Davidson Motorcycle Trust
786	2005-1 A2	3.76		12/17/12	757,011
446	2005-2 A2	4.07		02/15/12	434,214
645	2005-3 A2	4.41		06/15/12	634,225
467	Hertz Vehicle Financing LLC 2005-2A A2 - 144A (b)	4.93		02/25/10	461,807
225	Lehman XS Trust 2006-16N M2 (g)	3.659	(c)	11/25/46	6,332
550	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	544,750
275	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	266,585

	Total Asset-Backed Securities (Cost $8,359,629)				8,004,086

	Collateralized Mortgage Obligations (0.8%)
	U.S. Government Agencies (0.6%)
572	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	3.408	(c)	09/25/45	551,195
	Federal National Mortgage Association
2,427	2005-68 XI (IO)	6.00		08/25/35	595,736
858	2006-28 1A1	3.368	(c)	03/25/36	838,170
9,895	2006-28 1P (IO)	1.519		03/25/36	148,424
1,297	2006-118 A2	3.318	(c)	12/25/36	1,251,777

	Total U.S. Government Agencies				3,385,302

	Private Issues (0.2%)
450	American Home Mortgage Investment Trust 2006-1 1M1 (g)	3.639	(c)	03/25/46	11,529
	Countrywide Alternative Loan Trust
7,240	2006-0A17 (IO)	1.276	(c)	12/20/46	221,719
479	2006-0A18 (g)	3.529	(c)	12/25/46	108,692
6,908	2006-0A21 X (IO)	1.53		03/20/47	224,521
	Harborview Mortgage Loan Trust
(h)	2005-16 B2	4.98	(c)	01/19/36	7
350	2006-SB1 M1 (g)	4.658	(c)	12/19/36	7,320
500	Master Adjustable Rate Mortgages Trust 2007-3 1M1 (g)	4.109	(c)	05/25/47	5,426
350	Structured Asset Mortgage Investments Inc. 2006-AR7 (g)	3.629	(c)	08/25/36	9,748
	Washington Mutual Mortgage Pass-Through Cetificates
17,551	2005-AR6 X (IO)	1.166		04/25/45	175,509
175	2006-AR5 (g)	3.609	(c)	06/25/46	20,580
37,476	2007-OA2 1XPP (IO)	0.255		03/25/47	421,606

	Total Private Issues				1,206,657

	Total Collateralized Mortgage Obligations (Cost $5,580,116)				4,591,959

	Foreign Government Obligation (0.1%)
755	Brazilian Government International Bond (Cost $770,855)	6.00	01/17/17	685,162

	Short-Term Investments (24.4%)
	U.S. Government Obligations (i) (j) (0.2%)
80	U.S. Treasury Bill	0.398	01/15/09	79,935
1,240	U.S. Treasury Bill	0.50	01/15/09	1,238,743

	Total U.S. Government Obligations (Cost $1,318,193)			1,318,678

NUMBER OF
SHARES (000)
	Investment Company (k) (24.2%)
145,716	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio -Institutional Class (Cost $145,575,677) (l)		145,575,677

	Total Short-Term Investments (Cost $147,034,149)		146,894,355

	Total Investments (Cost $576,438,683) (m) (n)	101.0%	605,891,782
	Liabilities in Excess of Other Assets	(1.0)	(4,275,298)
	Net Assets	100.0%	$601,616,484

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of October 31, 2008.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	Floating rate security, rate shown is the rate in effect at October 31, 2008.
(d)	Foreign issued with perpetual maturity.
(e)	Security issued with perpetual maturity.
(f)

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(g)

Securities with a total market value of $169,627 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(h)	Amount is less than one thousand.
(i)	A portion of this security has been physically segregated in connection with open future contracts in the amount of $197,708.
(j)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(k)

The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.

(l)	May include cash designated as collateral in connection with open swap contracts.
(m)

Securities have been designated as collateral in amount equal to $67,325,590 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(n)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at October 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

73	Long	U.S.Treasury Notes 2 Year, December 2008	15,682,453	$93,564
150	Long	U.S.Treasury Notes 5 Year, December 2008	16,988,672	121,131
100	Long	U.S.Treasury Bonds 20 Year, December 2008	11,312,500	(237,746)
6	Long	90 Day Euro $ Future June 2010	1,452,450	23,459
4	Short	90 Day Euro $ Future March 2010	(970,600)	(18,111)
5	Short	90 Day Euro $ Future December 2009	(1,214,500)	(23,030)
5	Short	90 Day Euro $ Future September 2009	(1,217,313)	(8,197)
1	Short	90 Day Euro $ Future September 2010	(241,313)	(3,528)
98	Short	Swap Futures 5 Year December 2008	(10,727,938)	(63,029)
100	Short	U.S.Treasury Notes 10 Year, December 2008	(11,307,813)	102,058
112	Short	Swap Futures 10 Year December 2008	(12,565,000)	(28,766)

	Net Unrealized Depreciation			$(42,196)

Interest Rate Swap Contracts Open at October 31, 2008:

		NOTIONAL	PAYMENTS		PAYMENTS			UNREALIZED
		AMOUNT	RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY		(000’S)	BY FUND		BY FUND		DATE	(DEPRECIATION)
Bank of America, N.A.		$9,420	Fixed Rate 4.147		Floating Rate 2.814	#	June 9, 2013	$150,626

Bank of America, N.A.		3,223	Fixed Rate 5.370		Floating Rate 3.080	#	February 12, 2018	20,402

Bank of America, N.A.		14,692	Fixed Rate 5.557		Floating Rate 0.000	#	July 24, 2023	353,490

Bank of America, N.A.		2,420	Fixed Rate 4.982		Floating Rate 0.000	#	April 15, 2018	(19,989)

Bank of America, N.A.		3,030	Fixed Rate 5.070		Floating Rate 0.000	#	April 14, 2018	(15,271)

Bank of America, N.A.		9,481	Fixed Rate 4.797		Floating Rate 0.000	#	October 7, 2023	31,572

Bank of America, N.A.		35,919	Fixed Rate 4.778		Floating Rate 0.000	#	October 10, 2018	(573,626)

Bank of America, N.A.	EUR	5,498	Fixed Rate 4.415		Floating Rate 0.000	##	October 7, 2018	(144,704)

Bank of America, N.A.		6,900	Floating Rate 0.000	##	Fixed Rate 4.390		October 7, 2023	95,243

Bank of America, N.A.		$4,138	Floating Rate 3.080	#	Fixed Rate 5.815		February 12, 2023	(124,637)

Bank of America, N.A.		3,880	Floating Rate 0.000	#	Fixed Rate 5.470		April 14, 2023	(80,200)

Bank of America, N.A.		11,442	Floating Rate 0.000	#	Fixed Rate 5.380		July 24, 2018	(67,851)

Bank of America, N.A.		15,125	Floating Rate 2.791	#	Fixed Rate 4.670		August 4, 2018	(269,528)

Bank of America, N.A.		2,870	Floating Rate 0.000	#	Fixed Rate 5.380		April 15, 2023	(51,890)

Bank of America, N.A.		10,435	Floating Rate 2.816	#	Fixed Rate 3.902		September 10, 2013	(32,870)

Bank of America, N.A.		8,153	Floating Rate 0.000	#	Fixed Rate 4.242		October 10, 2038	327,180

Bank of America, N.A.		7,580	Floating Rate 0.000	#	Fixed Rate 4.800		October 7, 2018	115,363

Citigroup Inc.		7,000	Fixed Rate 5.337		Floating Rate 2.810	#	May 24, 2017	488,740

Citigroup Inc.		5,500	Fixed Rate 5.448		Floating Rate 2.802	#	August 9, 2017	430,485

Citigroup Inc.		8,500	Fixed Rate 5.238		Floating Rate 2.808	#	September 27, 2017	524,280

Citigroup Inc.		1,800	Fixed Rate 4.647		Floating Rate 2.810	#	February 27, 2018	31,446

Deutsche Bank AG	EUR	8,875	Fixed Rate 5.240		Floating Rate 0.000	##	July 10, 2023	66,738

Deutsche Bank AG		9,765	Fixed Rate 5.238		Floating Rate 0.000	##	July 9, 2023	72,933

Deutsche Bank AG		8,255	Fixed Rate 4.957		Floating Rate 0.000	##	July 24, 2018	105

Deutsche Bank AG		2,080	Fixed Rate 5.268		Floating Rate 5.130	##	July 3, 2023	17,576

Deutsche Bank AG		7,785	Floating Rate 0.000	##	Fixed Rate 4.861		July 9, 2018	31,950

Deutsche Bank AG		1,660	Floating Rate 5.130	##	Fixed Rate 4.934		July 1, 2018	930

Deutsche Bank AG		10,360	Floating Rate 0.000	##	Fixed Rate 5.187		July 24, 2023	(60,079)

Deutsche Bank AG		7,065	Floating Rate 0.000	##	Fixed Rate 4.860		July 10, 2018	29,445

Goldman Sachs Group Inc.		$4,740	Fixed Rate 4.790		Floating Rate 0.000	#	October 7, 2023	14,791

Goldman Sachs Group Inc.		10,920	Fixed Rate 5.630		Floating Rate 0.000	#	February 28, 2018	173,737

Goldman Sachs Group Inc.	EUR	2,749	Fixed Rate 4.370		Floating Rate 0.000	##	October 7, 2018	(77,990)

Goldman Sachs Group Inc.		3,450	Floating Rate 0.000	##	Fixed Rate 4.355		October 7, 2023	78,925
Goldman Sachs Group Inc.		$14,010	Floating Rate 0.000	#	Fixed Rate 6.035		February 28, 2023	(512,766)

Goldman Sachs Group Inc.	3,789	Floating Rate 0.000	#	Fixed Rate 4.800		October 7, 2018	57,669

JPMorgan Chase Co.	7,200	Fixed Rate 5.448		Floating Rate 2.810	#	May 19, 2017	560,088

JPMorgan Chase Co.	6,200	Fixed Rate 5.008		Floating Rate 2.818	#	September 11, 2017	320,602

JPMorgan Chase Co.	10,015	Fixed Rate 4.070		Floating Rate 2.720	#	May 16, 2013	134,501

JPMorgan Chase Co.	2,075	Floating Rate 2.872	#	Fixed Rate 4.408		May 1, 2018	4,192

Merrill Lynch & Co., Inc.	3,230	Fixed Rate 5.000		Floating Rate 0.000	#	April 15, 2018	(24,613)

Merrill Lynch & Co., Inc.	4,030	Floating Rate 0.000	#	Fixed Rate 5.395		April 15, 2023	(74,595)

	Net Unrealized Appreciation						$2,002,400

EUR Euro

#   Floating Rate represents USD-3 Months LIBOR

## Floating Rate represents USD-3 Months LIBOR

Credit Default Swap Contracts Open at October 31, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
Dow Jones Index	Sell	$846	1.55%	June 20, 2013	$(26,901)

Goldman Sachs International
Dow Jones Index	Sell	354	0.60	December 20, 2012	(11,696)

Goldman Sachs International
Dow Jones Index	Sell	649	0.80	December 20, 2017	(29,688)

J.P. Morgan Chase
Dow Jones Index	Sell	609	0.60	December 20, 2012	(16,474)

Goldman Sachs International
Avalonbay Communities Inc.	Buy	155	3.05	March 20, 2013	7,493

Barclays Capital Group
Barclays Bank PLC	Buy	4,320	0.00	November 15, 2019	38,546

Barclays Capital Group
Barclays Bank PLC	Buy	3,685	0.00	November 15, 2021	7,766

Bank of America N.A.
Carnival Corp.	Buy	190	1.57	March 20, 2018	11,017

J.P. Morgan Chase
JP Morgan Chase Bank NA	Buy	2,790	0.00	May 15, 2021	(1,891)

J.P. Morgan Chase
JP Morgan Chase Bank NA	Buy	4,320	0.00	November 15, 2021	28,917

J.P. Morgan Securities
Nordstrom, Inc.	Buy	210	1.07	March 20, 2018	26,805

Bank of America, N.A.
Sealed Air Corp.	Buy	90	1.12	March 20, 2018	8,387

UBS Securities
UBS AG	Buy	1,470	0.00	November 15, 2019	32,389

	Net Unrealized Appreciation				$74,670

Morgan Stanley Strategist Fund

Notes to the Portfolio of Investments

FAS 157

10/31/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at October 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$605,891,782	$502,623,141	$103,099,014	$169,627
Other Financial Instruments*	2,034,874	(42,196)	2,077,070	—
Total	$607,926,656	$502,580,945	$105,176,084	$169,627

* Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3)

were used in determining value:

Investments in
Securities

Beginning Balance	$6,825,106
Net purchases (sales)	(5,174,605)
Transfers in and/or out	(936,544)
Change in unrealized appreciation/depreciation	(76,446)
Realized gains (losses)	(467,884)
Ending Balance	$169,627

Net change in unrealized appreciation/depreciation from investments still held as of October 31, 2008	$(34,788)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2008